16. OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities
OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Debt obligations	$-	$276
Unamortized fair value of toll milling contracts	-	674
Flow-through share premium obligation (note 18)	3,057	1,803
	$3,057	$2,753

Other liabilities-by duration:
Current	$3,057	$2,123
Non-current	-	630
	$3,057	$2,753

The debt obligations continuity summary is as follows:

(in thousands)	2017	2016

Balance-January 1	$276	$300
New issuances	-	312
Repayments	(282)	(348)
Foreign exchange	6	12
Balance-December 31	$-	$276

Unamortized fair values of toll milling contracts are amortized to revenue on a pro-rata basis over the estimated volume of the applicable contract. In February 2017, in conjunction with the APG Arrangement, the Company extinguished the remaining unamortized fair value of its toll milling contract liabilities and recognized a gain of $679,000 as a component of “Other income (expense)” – see note 22.

Letters of Credit Facility

In 2017, the Company had a facility in place with the Bank of Nova Scotia for credit of up to CAD$24,000,000 with a one year term and a maturity date of January 31, 2018 (the “2017 facility”). Use of the 2017 facility is restricted to non-financial letters of credit in support of reclamation obligations.

The 2017 facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $150,000,000 and a pledge of CAD$9,000,000 in restricted cash and investments as collateral for the facility (see note 11). As additional security for the 2017 facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of DMI. DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the McClean Lake and Midwest projects subject to an allowance to sell the Cigar Lake toll milling revenue stream. The 2017 facility is subject to letter of credit fees of 2.40% (0.40% on the first CAD$9,000,000) and standby fees of 0.75%.

At December 31, 2017, the Company was in compliance with its 2017 facility covenants and CAD$24,000,000 of the 2017 facility was being utilized as collateral for certain letters of credit (December 31, 2016 - CAD$24,000,000). During 2017 and 2016, the Company incurred letter of credit and standby fees of $317,000 and $363,000, respectively.

The Company has entered into an agreement with the Bank of Nova Scotia to amend the terms of the 2017 facility to extend the maturity date to January 31, 2019 (see note 28).